Private Placement Warrants - Narrative (Details) - USD ($)	Feb. 15, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Warrants issued, exercise price	$ 11.5
Private Placement [Member] | Flame Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued		7,750,000
Number of warrants issued, price per warrant		$ 1
Aggreagate value of warrants issued		$ 7,750,000
Warrants issued, exercise price		$ 11.5
Number of Class A common stock that can be purchased per warrant		1